Unaudited Condensed Consolidated Statements of Changes in Temporary Equity and Stockholders’ Equity - USD ($) $ in Thousands	Preferred stock Series A	Common Stock	Additional Paid-in Capital	Accumulated Earnings (loss)	Accumulated Other Comprehensive Income (loss)	Capital reserve related to transaction with the Minority stockholders	Non- controlling Interest	Preferred stock Series B subject to redemption	Total
Balance at Dec. 31, 2020		$ 68	$ 102,333	$ (39,966)	$ (196)	$ (174)	$ 3,631		$ 65,696
Balance (in Shares) at Dec. 31, 2020		68,757,450
Shares issued to service providers and employees		$ 7	9,869						9,876
Shares issued to service providers and employees (in Shares)		7,010,020
Stock based compensation			711						711
Exercising options for employees and consultants			80						80
Exercising options for employees and consultants (in Shares)		60,000
Net profit (loss)				(36,428)			(730)		(37,158)
Other comprehensive income (loss)					(218)	174	(197)		(241)
Loss of control of subsidiary							(2,989)		(2,989)
Minority interest- Zhongtong Insurance							3,232		3,232
Initially consolidated entity							675		675
Issuance of shares upon November 2020 Securities Purchase Agreement		$ 3	2,673						2,676
Issuance of shares upon November 2020 Securities Purchase Agreement (in Shares)		2,400,000
Issuance of shares upon February 2021 Purchase Agreement		$ 23	53,977						54,000
Issuance of shares upon February 2021 Purchase Agreement (in Shares)		22,471,904
Issuance of shares upon March 2021 Securities Purchase Agreement		$ 19	48,671						48,690
Issuance of shares upon March 2021 Securities Purchase Agreement (in Shares)		19,285,715
Exercising warrants		$ 2	2,472						2,474
Exercising warrants (in Shares)		2,450,487
Balance at Dec. 31, 2021		$ 122	220,786	(76,394)	(414)		3,622		147,722
Balance (in Shares) at Dec. 31, 2021		122,435,576
Stock based compensation			125						125
Net profit (loss)				(8,686)			(159)		(8,845)
Other comprehensive income (loss)					(29)		(54)		(83)
Balance at Mar. 31, 2022		$ 122	220,911	(85,080)	(443)		3,409		138,919
Balance (in Shares) at Mar. 31, 2022		122,435,576
Balance at Dec. 31, 2021		$ 122	220,786	(76,394)	(414)		3,622		147,722
Balance (in Shares) at Dec. 31, 2021		122,435,576
Shares issued to service providers and employees		$ 10	6,407						6,417
Shares issued to service providers and employees (in Shares)		9,380,631
Stock based compensation			208						208
Net profit (loss)				(47,069)			(1,542)		(48,611)
Tingo transaction	$ 3	$ 26	662,178					$ 553,035	662,207
Tingo transaction (in Shares)	2,604	25,783,675						33,687
Other comprehensive income (loss)					4,781		275		5,056
Balance at Dec. 31, 2022	$ 3	$ 158	889,579	(123,463)	4,367		2,355	$ 553,035	772,999
Balance (in Shares) at Dec. 31, 2022	2,604	157,599,882						33,687
Shares issued to service providers and employees		$ 6	6,789						6,795
Shares issued to service providers and employees (in Shares)		6,127,500
Stock based compensation			30						30
Net profit (loss)				176,740			(316)		176,424
Other comprehensive income (loss)					(35,799)		(157)		(35,956)
Balance at Mar. 31, 2023	$ 3	$ 164	$ 896,398	$ 53,277	$ (31,432)		$ 1,882	$ 553,035	$ 920,292
Balance (in Shares) at Mar. 31, 2023	2,604	163,727,382						33,687